Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Equity attributable to owners of SCHMID	Subscribed capital	Capital reserves	Accumulated loss	Accumulated other comprehensive income (loss)	Other reserves	Non-controlling interest	Total
Beginning balance at Dec. 31, 2021	€ (63,851)		€ 69,080	€ (132,785)	€ (145)		€ 4,836	€ (59,015)
Income (loss) for the period	1,550			1,550			2,041	3,591
Other comprehensive income (loss)	(94)				(94)		(196)	(290)
Total comprehensive income (loss)	1,456			1,550	(94)		1,845	3,301
Transactions with shareholder	1,974		1,974					1,974
Ending balance (Previously reported) at Dec. 31, 2022	(60,996)		70,479	(131,235)	(239)		6,681	(54,315)
Ending balance (Restatement Adjustment) at Dec. 31, 2022		€ 23,004	(23,004)
Ending balance at Dec. 31, 2022	(60,996)	23,004	47,475	(131,235)	(239)		6,681	(54,315)
Income (loss) for the period	36,868			36,868			1,086	37,954
Other comprehensive income (loss)	(1,199)				(1,199)		(409)	(1,607)
Total comprehensive income (loss)	35,669			36,868	(1,199)		677	36,346
Transactions with shareholder	128		128					128
Ending balance at Dec. 31, 2023	(25,198)	23,004	47,603	(94,367)	(1,438)		7,358	(17,841)
Income (loss) for the period	(84,111)			(84,111)			7	(84,104)
Other comprehensive income (loss)	300				300		58	358
Total comprehensive income (loss)	(83,811)			(84,111)	300		65	(83,746)
Minority interest reduction - SCHMID Technology (Guangdong) Co., Ltd. (STG)							(6,755)	(6,755)
Reorganization - Share based payment transaction	48,198	(22,573)	67,146			€ 3,625		48,198
Transactions with shareholder	(301)		(301)					(301)
Ending balance at Dec. 31, 2024	€ (61,112)	€ 431	€ 114,448	€ (178,478)	€ (1,138)	€ 3,625	€ 668	€ (60,444)